Segment Reporting - Schedule of Segment Reported on the Statement of Operations (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - CODM [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 2,437,346	$ 2,151,130
Interest from investments held in Trust Account	$ 5,605,739	$ 10,570,325